Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year	[1],[2]	$ 3,468	$ 172	$ (6,400)
Other comprehensive income	[1],[2]	5,016	(988)	(1,818)
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income	[1],[2]	8,484	(816)	(8,218)
Attributable to
BP shareholders	[1]	8,353	(846)	(8,259)
Non-controlling interests	[1]	131	30	41
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		830	85	(172)
Other comprehensive income		0	0	0
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income		830	85	(172)
Attributable to
BP shareholders		830	85	(172)
Non-controlling interests		0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		3,398	115	(6,451)
Other comprehensive income		1,981	(1,505)	1,863
Equity-accounted other comprehensive income of subsidiaries		2,983	544	(3,640)
Total comprehensive income		8,362	(846)	(8,228)
Attributable to
BP shareholders		8,362	(846)	(8,228)
Non-controlling interests		0	0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		3,685	834	(5,150)
Other comprehensive income		3,035	517	(3,681)
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income		6,720	1,351	(8,831)
Attributable to
BP shareholders		6,589	1,321	(8,872)
Non-controlling interests		131	30	41
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		(4,445)	(862)	5,373
Other comprehensive income		0	0	0
Equity-accounted other comprehensive income of subsidiaries		(2,983)	(544)	3,640
Total comprehensive income		(7,428)	(1,406)	9,013
Attributable to
BP shareholders		(7,428)	(1,406)	9,013
Non-controlling interests		$ 0	$ 0	$ 0

[1]	See Note 30 for further information.
[2]	See Note 30 for further information.